Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenues	€ 43,076	€ 48,422	€ 48,693
Eliminations
Disclosure of geographical areas [line items]
Revenues	(1,595)	(1,592)	(1,601)
Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	265	537	938
Others and elims. | Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	265	537	938
Telefónica Spain
Disclosure of geographical areas [line items]
Revenues	12,118	12,528	12,461
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,401	12,850	12,788
Telefónica Spain | Eliminations
Disclosure of geographical areas [line items]
Revenues	283	322	327
Telefónica Spain | Retailer | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,906	10,313	10,341
Telefónica Spain | Wholesalers, mobile handsets sales and others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,495	2,537	2,447
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Revenues	6,666	7,068	6,757
Telefónica United Kingdom | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,708	7,109	6,790
Telefónica United Kingdom | Eliminations
Disclosure of geographical areas [line items]
Revenues	42	41	33
Telefónica United Kingdom | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	232	218	214
Telefónica United Kingdom | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,476	6,891	6,576
Telefónica United Kingdom | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Germany
Disclosure of geographical areas [line items]
Revenues	7,500	7,364	7,281
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,532	7,399	7,320
Telefónica Germany | Eliminations
Disclosure of geographical areas [line items]
Revenues	32	35	39
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	785	741	767
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,730	6,647	6,539
Telefónica Germany | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	17	11	14
Telefónica Brazil
Disclosure of geographical areas [line items]
Revenues	7,406	10,018	10,105
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,422	10,035	10,126
Telefónica Brazil | Eliminations
Disclosure of geographical areas [line items]
Revenues	16	17	21
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,531	3,537	3,754
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	4,891	6,498	6,372
Telefónica Brazil | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam
Disclosure of geographical areas [line items]
Revenues	7,786	9,504	9,815
Telefónica Hispam | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,922	9,650	9,939
Telefónica Hispam | Eliminations
Disclosure of geographical areas [line items]
Revenues	136	146	124
Telefónica Hispam | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,836	3,435	3,468
Telefónica Hispam | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	5,070	6,210	6,471
Telefónica Hispam | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	16	5	0
Telxius Group
Disclosure of geographical areas [line items]
Revenues	322	360	334
Telxius Group | Operating segments
Disclosure of geographical areas [line items]
Revenues	826	842	792
Telxius Group | Eliminations
Disclosure of geographical areas [line items]
Revenues	504	482	458
Telxius Group | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 826	€ 842	€ 792